Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2020
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Mar. 05, 2021
Document Effective Date	Mar. 05, 2021
Prospectus Date	Mar. 01, 2021
Entity Inv Company Type	N-1A
BBH INCOME FUND | Class N Shares
Risk/Return:
Trading Symbol	BBNNX
BBH INCOME FUND | Class I Shares
Risk/Return:
Trading Symbol	BBNIX
BBH Limited Duration Fund | Class N Shares
Risk/Return:
Trading Symbol	BBBMX
BBH Limited Duration Fund | Class I Shares
Risk/Return:
Trading Symbol	BBBIX
BBH Partner Fund - Select Short Term Assets | BBh Partner Fund - Select Short Term Assets
Risk/Return:
Trading Symbol	BBSTX